Operating Costs And Expenses - Additional Information (Detail) R$ in Millions, Employee in Millions	1 Months Ended			12 Months Ended
	Sep. 30, 2017	Apr. 30, 2017	Mar. 31, 2017	Dec. 31, 2017 BRL (R$) Employee	Dec. 31, 2016 BRL (R$)
Disclosure Of Operating Costs And Expenses [Abstract]
Period of eligibility for the severance program			25 years
Employee voluntary severance program description				The period for acceptance of the 2017 PDVP was April 3 2017, through October 17, 2017.
Payment of additional premium for employees joining in months		5 months
Payment of premium for employees joining	1 month
Penalty in percentage				40.00%
Programmed voluntary retirement plan expense | R$				R$ 214	R$ 93
Number of employees completing severance | Employee				1,189